Property, Equipment and Deposits - Schedule of Property, Equipment and Deposits, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Equipment and Deposits, Net [Line Items]
Less: Accumulated depreciation	$ (23,343,499)	$ (18,583,416)
Total property and equipment, net	5,493,171	13,525,999
Vehicle deposits		5,476
Total property, equipment and deposits, net	5,493,171	13,531,475
Rental vehicles [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	26,747,580	30,262,689
Furniture and fixtures [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	1,290,201	1,175,335
Leasehold Improvements [Member]
Schedule of Property, Equipment and Deposits, Net [Line Items]
Property and equipment, gross	$ 798,889	$ 671,391